Simplify Gold Strategy PLUS Income ETF
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 86.8%
U.S. Treasury Bill, 4.39%, 4/1/2025 (a) ........................................ $ 1,150,000 $ 1,150,000
U.S. Treasury Bill, 4.34%, 6/17/2025 (a) ....................................... 7,850,000 7,780,069
U.S. Treasury Bill, 4.28%, 7/8/2025 (a) ........................................ 4,800,000 4,745,316
U.S. Treasury Bill, 4.30%, 7/29/2025 (a) ....................................... 6,520,000 6,429,704
Total U.S. Treasury Bills (Cost $20,104,035) ........................................ 20,105,089
Number of
Contracts Notional Amount
Purchased Options – 0.8%
Puts – Exchange-Traded – 0.8%
MicroStrategy, Inc., April Strike Price $190, Expires 4/04/25(b) ............ 19 361,000 466
MicroStrategy, Inc., April Strike Price $200, Expires 4/04/25(b) ............ 38 760,000 1,520
MicroStrategy, Inc., April Strike Price $230, Expires 4/11/25(b) ............ 19 437,000 5,634
Nasdaq 100 Index, April Strike Price $17,500, Expires 4/04/25(b) ......... 1 1,750,000 550
Nasdaq 100 Index, April Strike Price $18,100, Expires 4/04/25(b) ......... 1 1,810,000 2,410
Nasdaq 100 Index, April Strike Price $18,200, Expires 4/09/25(b) ......... 1 1,820,000 6,580
Nasdaq 100 Index, April Strike Price $17,700, Expires 4/11/25(b) .......... 1 1,770,000 4,180
Russell 2000 Index, April Strike Price $1,840, Expires 4/03/25(b) .......... 10 1,840,000 200
Russell 2000 Index, April Strike Price $1,835, Expires 4/04/25(b) .......... 10 1,835,000 950
Russell 2000 Index, April Strike Price $1,885, Expires 4/04/25(b) .......... 10 1,885,000 2,450
S&P 500 Index, April Strike Price $5,325, Expires 4/03/25(b) ............. 119 63,367,500 21,420
S&P 500 Index, April Strike Price $5,400, Expires 4/03/25(b) ............. 58 31,320,000 22,620
S&P 500 Index, April Strike Price $5,150, Expires 4/04/25(b) ............. 4 2,060,000 860
S&P 500 Index, April Strike Price $5,250, Expires 4/04/25(b) ............. 4 2,100,000 1,400
S&P 500 Index, April Strike Price $5,300, Expires 4/04/25(b) ............. 44 23,320,000 22,000
S&P 500 Index, April Strike Price $5,800, Expires 4/04/25(b) ............. 63 36,540,000 22,680
S&P 500 Index, April Strike Price $6,000, Expires 4/04/25(b) ............. 5 3,000,000 50
S&P 500 Index, April Strike Price $5,250, Expires 4/09/25(b) ............. 3 1,575,000 2,385
S&P 500 Index, April Strike Price $5,175, Expires 4/11/25(b) ............. 4 2,070,000 3,220
S&P 500 Index, April Strike Price $6,150, Expires 4/11/25(b) ............. 13 7,995,000 227
S&P 500 Index, April Strike Price $6,230, Expires 4/11/25(b) ............. 15 9,345,000 187
S&P 500 Index, April Strike Price $5,800, Expires 4/17/25(b) ............. 31 17,980,000 66,650
SPDR Gold Shares, April Strike Price $260, Expires 4/03/25(b) ........... 95 2,470,000 190
SPDR Gold Shares, April Strike Price $256, Expires 4/04/25(b) ........... 81 2,073,600 283
SPDR Gold Shares, April Strike Price $260, Expires 4/09/25(b) ........... 113 2,938,000 904
190,016
Total Purchased Options (Cost $253,682) ............................................ 190,016
Total Investments – 87.6%
(Cost $20,357,717) ............................................................ $ 20,295,105
Other Assets in Excess of Liabilities – 12.4% .......................................... 2,861,377
Net Assets – 100.0% ............................................................ $ 23,156,482

Simplify Gold Strategy PLUS Income ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Number of
Contracts Notional Amount Value
Written Options – (1.0)%
Puts – Exchange-Traded – (1.0)%
MicroStrategy, Inc., April Strike Price $240, Expires 4/04/25 .............. (19) $ (456,000) $ (3,335)
MicroStrategy, Inc., April Strike Price $250, Expires 4/04/25 .............. (38) (950,000) (9,880)
MicroStrategy, Inc., April Strike Price $280, Expires 4/11/25 .............. (19) (532,000) (27,408)
Nasdaq 100 Index, April Strike Price $18,500, Expires 4/04/25 ............ (1) (1,850,000) (6,560)
Nasdaq 100 Index, April Strike Price $19,150, Expires 4/04/25 ............ (1) (1,915,000) (23,530)
Nasdaq 100 Index, April Strike Price $19,200, Expires 4/09/25 ............ (1) (1,920,000) (31,285)
Nasdaq 100 Index, April Strike Price $18,700, Expires 4/11/25 ............ (1) (1,870,000) (18,395)
Russell 2000 Index, April Strike Price $1,980, Expires 4/03/25 ............ (10) (1,980,000) (9,200)
Russell 2000 Index, April Strike Price $1,935, Expires 4/04/25 ............ (10) (1,935,000) (7,250)
Russell 2000 Index, April Strike Price $1,985, Expires 4/04/25 ............ (10) (1,985,000) (19,950)
S&P 500 Index, April Strike Price $5,275, Expires 4/03/25 ............... (119) (62,772,500) (15,470)
S&P 500 Index, April Strike Price $5,300, Expires 4/03/25 ............... (58) (30,740,000) (8,845)
S&P 500 Index, April Strike Price $5,200, Expires 4/04/25 ............... (44) (22,880,000) (11,660)
S&P 500 Index, April Strike Price $5,375, Expires 4/04/25 ............... (4) (2,150,000) (3,840)
S&P 500 Index, April Strike Price $5,475, Expires 4/04/25 ............... (4) (2,190,000) (9,460)
S&P 500 Index, April Strike Price $5,525, Expires 4/09/25 ............... (3) (1,657,500) (14,385)
S&P 500 Index, April Strike Price $5,425, Expires 4/11/25 ............... (4) (2,170,000) (12,740)
SPDR Gold Shares, April Strike Price $270, Expires 4/03/25 ............. (95) (2,565,000) (380)
SPDR Gold Shares, April Strike Price $268, Expires 4/04/25 ............. (81) (2,170,800) (688)
SPDR Gold Shares, April Strike Price $269, Expires 4/09/25 ............. (113) (3,039,700) (1,921)
(236,182)
Total Written Options (Premiums Received $154,024) ................................... $ (236,182)
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Held in connection with Written Options.
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 86.8%
Purchased Options ............................................................................ 0.8%
Total Investments ............................................................................. 87.6%
Other Assets in Excess of Liabilities ............................................................... 12.4%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.